Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2022
Personnel expenses
Summary of personnel expenses

	Year Ended December 31,
	2022	2021	2020

	(€ in thousands)
Wages and salaries	12,888	11,490	11,568
Employee stock option plan	65	304	671
Social security contributions	2,684	2,391	2,289
Total	15,637	14,185	14,528